                          Chase Auto Owner Trust 2006-A
                                December 15, 2006


                             DISTRIBUTION IN DOLLARS


   CLASS        ORIGINAL FACE      BEGINNING      PRINCIPAL     INTEREST      TOTAL         REALIZED     DEFERRED       ENDING
                    VALUE          PRINCIPAL                                                 LOSSES      INTEREST      PRINCIPAL
                                    BALANCE                                                                             BALANCE
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
     A1         330,000,000.00   106,559,614.06 35,937,502.10    476,854.27 36,414,356.37          0.00        0.00    70,622,111.96
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
     A2         270,000,000.00   270,000,000.00          0.00  1,208,250.00  1,208,250.00          0.00        0.00   270,000,000.00
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
     A3         399,000,000.00   399,000,000.00          0.00  1,775,550.00  1,775,550.00          0.00        0.00   399,000,000.00
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
     A4         138,580,000.00   138,580,000.00          0.00    618,990.67    618,990.67          0.00        0.00   138,580,000.00
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
    CERT         26,460,000.00    26,460,000.00          0.00    120,613.50    120,613.50          0.00        0.00    26,460,000.00
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------
   TOTALS     1,164,040,000.00   940,599,614.06 35,937,502.10  4,200,258.44 40,137,760.54          0.00        0.00   904,662,111.96
------------- ---------------- ---------------- ------------- ------------- ------------- ------------- ----------- ----------------


                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE


   CLASS          CUSIP         BEGINNING     PRINCIPAL     INTEREST      TOTAL          ENDING       CURRENT
                                PRINCIPAL                                               PRINCIPAL    PASS-THRU
                                                                                                        RATE
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
     A1            N/A          322.90792139  108.90152152  1.44501294  110.34653446    214.00639988   5.370000%
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
     A2         161445AA9     1,000.00000000    0.00000000  4.47500000    4.47500000  1,000.00000000   5.370000%
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
     A3         161445AB7     1,000.00000000    0.00000000  4.45000000    4.45000000  1,000.00000000   5.340000%
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
     A4         161445AC5     1,000.00000000    0.00000000  4.46666669    4.46666669  1,000.00000000   5.360000%
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
    CERT        161445AD3     1,000.00000000    0.00000000  4.55833333    4.55833333  1,000.00000000   5.470000%
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------
   TOTALS                       808.04750186   30.87308177  3.60834545   34.48142722    777.17442009
------------- --------------- -------------- ------------- ----------- ------------- --------------- -----------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                   Kirk Dodson
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                                   600 Travis
                              Houston, Texas 77002
                    Tel: (713) 216-7947 / Fax: (713) 216-4880
                           Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006




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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                         STATEMENT TO CERTIFICATEHOLDERS



                       Beginning Collection Period         11/01/06
                       Ending Collection Period            11/30/06
                       Beginning Interest Accrual Period   11/15/06
                       Ending Interest Accrual Period      12/14/06
                       Determination Date                  12/08/06
                       Record Date                         12/14/06
                       Payment Date                        12/15/06

I.            Servicing Fee                                                                  831,196.34
              Servicing Fee per $1000                                                        0.67960143

II.           Administration Fee                                                               1,000.00
              Administration Fee per $1000                                                   0.00081762

III.          Initial Number of Accounts                                                         71,888
              Initial Pool Balance                                                     1,223,064,435.42
              Less: Initial Yield Supplement Overcollateralization Amount                 47,257,975.12
              Initial Adjusted Pool Balance                                            1,175,806,460.30

              Number of Accounts at the beginning of the Collection Period                       66,094
              Pool Balance at the beginning of the Collection Period                     997,435,608.51
              Less: Initial Yield Supplement Overcollateralization Amount                 37,640,083.96
              Adjusted Pool Balance at the beginning of the Collection
              Period                                                                     959,795,524.55
              Adjusted Pool Factor at the beginning of the Collection
              Period                                                                             0.8163

              Number of Accounts at the end of the Collection Period                             65,070
              Pool Balance at the end of the Collection Period                           959,077,534.26
              Less:  Yield Supplement Overcollateralization Amount                        35,952,930.22
              Adjusted Pool Balance at the end of the Collection Period                  923,124,604.04
              Adjusted Pool Factor at the end of the Collection Period                           0.7851

IV.           Repurchase Amounts for Repurchased Receivable
              By Seller                                                                            0.00
              By Servicer                                                                     65,372.31
              TOTAL                                                                           65,372.31

V.            Realized Net Losses for Collection Period                                      337,333.50

VI.           Total Distribution Amount                                                   42,974,934.75
              Servicing Fee                                                                  831,196.34
              Administration Fee                                                               1,000.00
              Noteholders Distribution Amount                                             40,017,147.04
              Certficateholders Distribution Amount                                          120,613.50
              Distribution to Class R Certificates                                         2,004,977.87


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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account

      A.Credits
      1. Payments from Obligors Applied to Collection Period
      a. Principal Payments                                                                37,915,411.22
      b. Other Interest Payments                                                            4,953,118.99
      c. Total                                                                             42,868,530.21

      2. Proceeds from Repurchased Receivables
      a. Principal Payments (Current Period)                                                   64,297.30
      b. Interest Payments (Current Period)                                                     1,075.01
      c. Total                                                                                 65,372.31

      3. Recovery of Defaulted Receivables                                                     41,032.23

      4. Advance Recoveries Before Cut-off Date
      a. Principal                                                                              1,915.07
      b. Interest                                                                                   0.00
      c. Total                                                                                  1,915.07

      5. Net Adjustments                                                                            0.00

      6. Total Credits                                                                     42,976,849.82

      B. Debits
      1. Advance Recovery Amount
      a. Principal                                                                              1,915.07
      b. Interest.                                                                                  0.00
      c. Total                                                                                  1,915.07

      2. Reversal of Defaulted Contracts                                                            0.00

      3. Total Debits                                                                           1,915.07

      C. Total Available Amount (Lines A-B)                                                42,974,934.75

II. Monthly Disbursements

      A. Servicing Fee
      a.  Monthly Servicing Fee                                                               831,196.34
      b.  Unpaid Monthly Servicing Fee                                                              0.00
      c.  Total                                                                               831,196.34
      B. Administrative Fee
      a.  Monthly Administration Fee                                                            1,000.00
      b.  Unpaid Monthly Administration Fee                                                         0.00
      c.  Total                                                                                 1,000.00


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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT

              C. Noteholders' Interest Distributable Amount
              Class A-1  Monthly Interest                                                    476,854.27
              Class A-1  Carryover Shortfall                                                       0.00
              Class A-1  Total                                                               476,854.27
              Class A-2  Monthly Interest                                                  1,208,250.00
              Class A-2  Carryover Shortfall                                                       0.00
              Class A-2  Total                                                             1,208,250.00
              Class A-3  Monthly Interest                                                  1,775,550.00
              Class A-3  Carryover Shortfall                                                       0.00
              Class A-3  Total                                                             1,775,550.00
              Class A-4  Monthly Interest                                                    618,990.67
              Class A-4  Carryover Shortfall                                                       0.00
              Class A-4  Total                                                               618,990.67
              Total for Notes  Monthly Interest                                            4,079,644.94
              Total for Notes  Carryover Shortfall                                                 0.00
              Total for Notes  Total                                                       4,079,644.94
              D. Certificateholders' Interest Distributable Amount
              Certificate Monthly Interest                                                   120,613.50
              Certificate Carryover Shortfall                                                      0.00
              Certificate Total                                                              120,613.50
              Total for Certificates  Monthly Interest                                       120,613.50
              Total for Certificates  Carryover Shortfall                                          0.00
              Total for Certificates  Total                                                  120,613.50
              E.  Noteholders' Principal Distributable Amount
              Class A-1  Monthly Principal                                                35,937,502.10
              Class A-1  Carryover Shortfall                                                       0.00
              Class A-1  Total                                                            35,937,502.10
              Class A-2  Monthly Principal                                                         0.00
              Class A-2  Carryover Shortfall                                                       0.00
              Class A-2  Total                                                                     0.00
              Class A-3  Monthly Principal                                                         0.00
              Class A-3  Carryover Shortfall                                                       0.00
              Class A-3  Total                                                                     0.00
              Class A-4  Monthly Principal                                                         0.00
              Class A-4  Carryover Shortfall                                                       0.00
              Class A-4  Total                                                                     0.00
              Total for Notes  Monthly Principal                                          35,937,502.10
              Total for Notes  Carryover Shortfall                                                 0.00
              Total for Notes  Total                                                      35,937,502.10
              F. Certificateholders' Principal Distributable Amount
              Certificate Monthly Principal                                                        0.00
              Certificate Carryover Shortfall                                                      0.00
              Certificate Total                                                                    0.00
              Total for Certificates  Monthly Principal                                            0.00
              Total for Certificates  Carryover Shortfall                                          0.00



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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT


              Total for Certificates  Total                                                         0.00
              G.  Total Disbursements                                                      40,969,956.88

III. Payment Deficiency Amount
              A. Scheduled Disbursements(items 1 through 5 in Waterfall
              Distribution )                                                                5,032,454.78
              B. Available Amount                                                          42,974,934.75
              C. Payment Deficiency Amount(max of lines A-B and 0)                                  0.00

IV. Pool Balance Reduction Allocation for Collection Period
              A. Beginning Pool Balance                                                   997,435,608.51

              B. Pool Balance Reduction
              1. Available Principal
              a.  Principal Payments                                                       37,915,411.22
              b.  From Repurchased Receivables                                                 64,297.30
              c.  Total                                                                    37,979,708.52

              2.  From Defaulted Receivables                                                  378,365.73

              3.  Total Pool Balance Reduction                                             38,358,074.25

              C. Ending Pool Balance                                                      959,077,534.26

              D. Allocations

              1. Monthly Principal Allocation
              a.  Notes                                                                    35,937,502.10
              b.  Certificates                                                                      0.00



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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT


V. Delinquency and Defaults

         A. Delinquency

                     Group Totals
              ----------------- ---------- -------------- -------------------
                                            Delinquency
                   Period        Number       Amount      Principal Balance
              ----------------- ---------- -------------- -------------------
                 30-59 days        440        338,448.14        7,766,268.91
              ----------------- ---------- -------------- -------------------
                 60-89 days        107        133,167.94        2,020,247.06
              ----------------- ---------- -------------- -------------------
                90-119 days        52          87,088.33        1,003,298.61
              ----------------- ---------- -------------- -------------------
                120-149 days       23          50,750.92          510,504.88
              ----------------- ---------- -------------- -------------------
                150-179 days        5           9,035.77           84,566.54
              ----------------- ---------- -------------- -------------------
                180-209 days        5          13,239.64          126,958.91
              ----------------- ---------- -------------- -------------------
                210-239 days        0               0.00                0.00
              ----------------- ---------- -------------- -------------------
                 240+ days          0               0.00                0.00
              ----------------- ---------- -------------- -------------------
                   Total           632        631,730.74       11,511,844.91
              ----------------- ---------- -------------- -------------------


              B. Principal amount of loans in defaulted receivables                          378,365.73

              C. Delinquency Percentage
              1. Outstanding principal balance for delinquency >= 60 days                  3,745,576.00
              2. Pool Principal Ending Balance                                           959,077,534.26
              3. Delinquency Percentage                                                     0.39053944%

              D. Net Loss Ratio for Current Period:
              1. Principal Balance of Defaulted Receivables                                  378,365.73
              2. Principal Recoveries on Defaulted Receivables                                41,032.23
              3. Average Pool Balance for Collection Period                              978,256,571.39
              4. Net Loss Ratio for Current Period (12*(1-2)/3)                             0.41379758%

              Weighted Average Coupon                                                           6.0205%

              Weighted Average Original Maturity (Months)                                       47.0000

              Weighted Average Remaining Maturity (Months)                                      40.9306

VI. Calculation of Target Overcollateralization Amount Greater of:
              (A) 2.00% of Ending Adjusted Pool Balance                                   18,462,492.08
              (B) 0.50% of Original Adjusted Pool Balance                                  5,879,032.30
              Target Overcollateralization Amount:                                        18,462,492.08



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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT


VII.  Calculation of Priority Principal Distribution Amount
      Beginning Note Balance                                                               914,139,614.06
      Less: Ending Adjusted Pool Balance                                                   923,124,604.04

      Priority Principal Distribution Amount:                                                        0.00

VIII. Calculation of Target Principal Distribution Amount
      Beginning Note Balance and Certificate Balance                                       940,599,614.06

      Less:
      Ending Adjusted Pool Balance                                                         923,124,604.04
      Less: Target Overcollateralization Amount                                             18,462,492.08

      Target Principal Distribution Amount:                                                 35,937,502.10

IX.   Calculation of Regular Principal Distribution Amount
      Target Principal Distribution Amount                                                  35,937,502.10
      Less: Priority Principal Distribution Amount                                                   0.00

      Regular Principal Distribution Amount:                                                35,937,502.10

X.    Calculation of Noteholders' Principal Distribution Amount
      (X)Beginning Note Balance                                                            914,139,614.06
      Less: the lesser of:
      (A) 93.25% of the End. Adj. Pool Bal.                                                860,813,693.27
      (B) the difference of (i) the End.Adj. Pool Balance and (ii) the Target OC Amount    904,662,111.96

      Noteholders' Principal Distribution Amount                                            53,325,920.79

XI    Calculation of Certificateholders' Principal Distribution Amount
      Target Principal Distribution Amount                                                  35,937,502.10
      Less: Noteholders' Principal Distribution Amount                                      35,937,502.10

      Certificateholders' Principal Distribution Amount:                                             0.00



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

                          Chase Auto Owner Trust 2006-A
                                December 15, 2006

                             MONTHLY SERVICER REPORT



XII. Distribution Waterfall

      Total Available Collections                                                          42,974,934.75
      1. Less Servicer Fee                                                                    831,196.34
      2. Less Administration Fee                                                                1,000.00
      Total Available to Trust                                                             42,142,738.41
      3. Less Note Interest Distribution                                                    4,079,644.94
      4. Less Available Priority Payment                                                            0.00
      5. Less Certificate Interest Distribution                                               120,613.50
      6. Less Available Regular Principal Distribution                                     35,937,502.10
      7. Distribution to Class R Certificate                                                2,004,977.87



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